INCOME TAXES (Details 2)	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Income Taxes
Earnings (losses) before income taxes	$ 6,974,670	¥ 44,972,666	¥ 32,630,866	¥ 47,171,897
Current expense		11,867,755	10,424,835	9,312,545
Deferred expense (benefit)		7,053,724	(849,689)	(717,083)
Dividend withholding tax				11,300,000
Total income tax expense	$ 2,934,473	18,921,479	9,575,146	19,895,462
Cayman Islands and British Virgin Islands
Income Taxes
Earnings (losses) before income taxes		(23,126,473)	(15,524,612)	(18,615,565)
PRC
Income Taxes
Earnings (losses) before income taxes		68,147,366	48,142,932	65,782,659
HKSAR
Income Taxes
Earnings (losses) before income taxes		¥ (48,227)	¥ 12,546	¥ 4,803